Reserves for Future Policy Benefits and Claims Payable - Weighted Average Interest Rates for Future Policy Benefits (Details)	Dec. 31, 2022	Dec. 31, 2021
Payout Annuity
Liability for Future Policy Benefit, Activity [Line Items]
Interest accretion rate	3.71%	3.63%
Current discount rate	5.40%	2.58%
Closed Block Life
Liability for Future Policy Benefit, Activity [Line Items]
Interest accretion rate	3.01%	3.10%
Current discount rate	5.34%	2.63%
Closed Block Annuity
Liability for Future Policy Benefit, Activity [Line Items]
Interest accretion rate	4.40%	4.40%
Current discount rate	5.41%	2.65%